Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 9,790,732			$ 695,909				$ 53,893
Accounts receivable - unbilled	1,750,744			652,761				454,576
Accounts receivable, net of allowance for doubtful accounts of $141,952 and $108,096 at September 30, 2021 and December 31, 2020, respectively	2,718,682			1,526,392				833,580
Prepaid expenses and other current assets	459,321			417,929				134,135
Tax credit receivable, current portion	179,376			179,376				104,478
Total current assets	14,898,855			3,472,367				1,580,662
Property and equipment, net	44,749			75,589				119,921
Internally developed software, net	2,650,867			2,634,139				2,306,882
Tax credit receivable, net of current portion								179,522
Security deposits	27,601			27,601				27,601
Total assets	17,622,072			6,209,696				4,214,588
Current liabilities:
Accounts payable	351,424			1,792,432				737,794
Accrued expenses	1,025,136			810,910				471,348
Accrued interest	7,510			3,696,944				1,745,515
Convertible notes payable, related parties, net of unamortized debt discount and debt issuance costs				5,490,811				5,350,278
Derivative liability for embedded conversion features on convertible notes payable				2,373,000				2,214,000
Bridge notes payable, net of debt issuance costs				4,589,228				3,586,326
Bridge notes payable, related parties				1,905,000				1,655,000
Note payable, current portion				604,109
Deferred revenue	718,723			873,254
Total current liabilities	2,102,793			22,135,688				15,760,261
Note payable, net of current portion				178,899
Term loan	3,428,380
Total liabilities	5,531,173			22,314,587				15,760,261
Commitments and contingencies
Total convertible preferred stock				11,173,076				11,173,076
Stockholders' equity (deficit)
Common stock, $0.0001 par value, 200,000,000 shares authorized, 6,996,758 issued, and 6,965,758 outstanding at September 30, 2021, and 16,000,000 shares authorized, 967,213 issued and 936,213 outstanding at December 31, 2020	697			94				94
Additional paid-in capital	48,059,389			1,779,698				1,686,832
Treasury stock, 31,000 shares at September 30, 2021 and December 31, 2020, at cost	(172)			(172)				(172)
Accumulated deficit	(35,969,015)			(29,057,587)				(24,405,503)
Total stockholders' equity (deficit)	12,090,899	$ 10,679,275	$ (31,219,422)	(27,277,967)	$ (25,696,691)	$ (24,479,488)	$ (24,334,683)	(22,718,749)	$ (18,423,752)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	17,622,072			6,209,696				4,214,588
Series B Convertible Preferred Stock
Current liabilities:
Total convertible preferred stock	0	0	7,999,997	7,999,997	7,999,997	7,999,997	7,999,997	7,999,997	7,999,997
Series A-1 Convertible Preferred Stock
Current liabilities:
Total convertible preferred stock	0	0	561,041	561,041	561,041	561,041	561,041	561,041	561,041
Series A Convertible Preferred Stock
Current liabilities:
Total convertible preferred stock	$ 0	$ 0	$ 2,612,038	$ 2,612,038	$ 2,612,038	$ 2,612,038	$ 2,612,038	$ 2,612,038	$ 2,612,038